EQUITY	12 Months Ended
Dec. 31, 2015
EQUITY [Abstract]
EQUITY

NOTE 16:- EQUITY

a.      Share capital:

1.    Ordinary shares confer upon their holders voting rights, the right to receive dividends and the right to share in equity upon liquidation of the Company.

2.	Certain of the Company's officers, directors and major shareholders that hold ordinary shares have the right to require the Company, on not more than one occasion, to file a registration statement on the appropriate form under the Securities Act in order to register the resale of their ordinary shares.

 b.     Syneron's option plan:

In 2014, Syneron adopted the 2014 Israel Stock Option Plan (for Israeli residents) and the 2014 Incentive Stock Option Plan (for the United States, Canada and the rest of the world) (collectively the 2014 Plans). The number of options approved under the 2014 Plans was 2,000,000 options.

As of December 31, 2015, options to purchase 1,159,000 ordinary shares were available for grant under the 2014 Plans.

Under the 2014 Plans, options are granted to employees, officers, directors and consultants at an exercise price equal to at least the fair market value at the date of grant and are granted for periods not to exceed ten years. Options granted under the 2014 Plans generally vest over a period of three to four years of employment. Any options that are cancelled or forfeited before expiration become available for future grants. In addition to granting stock options, the Company routinely granted also Restricted Stock Units (RSUs) under the 2004 Plans. RSUs usually vest over a period of employment of up to four years.

Upon vesting, the RSU beneficiary is entitled to receive a share per one RSU for no consideration ($0.01 per share). RSUs that are cancelled or forfeited become available for future grants.

c.      Light Instruments Ltd. option plan:

On January 2, 2012, the Board of Directors of Light Instruments Ltd. adopted the 2011 Share Option Plan pursuant to which employees, officers, directors, and consultants may receive stock options exercisable into either shares of Light Instruments Ltd. or shares of the Company, if certain conditions are met (the "Plan"). The terms of the options granted under the Plan, including the exercise price and vesting provisions, shall be determined by the administrator of the Plan. All options shall expire 10 years from the date of grant. In addition, holders of Light Instruments options may elect to receive, upon exercise of the options, shares of the Company rather than shares of Light Instruments, subject to the approval of the administrator of the Plan, so long as there has been no initial public offering of Light Instruments and so long as Light Instruments remains wholly-owned by the Company (except for any underlying shares granted or to be issued upon exercise of options granted in accordance with the Plan). The election may be made for all or a portion of the options which have vested and are exercisable on the date of the election. Upon such election, the number of shares of the Company to be issued will be calculated based on the then-current fair market value of the underlying shares of Light Instruments subject to election (minus the applicable exercise price), as determined in good faith by the plan administrator, divided by the average of the closing price of the Company's shares during the 30 trading days immediately preceding the date of such election. In addition, the administrator of the Plan shall not approve any election to receive shares of the Company unless the Company's shares are listed on an established stock exchange or national market system. As of December 31, 2015, there were 4,518 options granted under the plan and 406,189 shares available or reserved for future issuance under the plan.

d.       The following is a summary of activities relating to the Company's stock options and Stock Appreciation Rights (SAR) (excluding Light Instruments options) granted to employees and directors among the Company's various plans during the year ended December 31, 2015:

T-1	Number	Weighted average exercise	Aggregate intrinsic value
	of options	price	(in thousands)

Outstanding at beginning of year	4,285,397	$11.77	-
Granted	681,000	10.85	-
Exercised	(265,445)	8.21	-
Forfeited	(204,183)	20.40	-

Outstanding at end of year	4,496,769	$11.45	390

Exercisable options at end of year	2,696,498	$12.12	364

Vested and expected to vest	3,914,144	$12.73	386

The intrinsic value of exercisable options (the difference between the Company's closing share price on the last trading day in fiscal 2015 and the average exercise price of in-the-money options, multiplied by the number of in-the-money options) included below represents the amount that would have been received by the option holders had all option holders exercised their options on December 31, 2015. This amounts changes based on the fair market value of the Company's ordinary shares.

The following table summarizes the RSUs activity for the year ended December 31, 2015:

		Fair
	Number	value at
	of RSUs	grant date

Non-vested at January 1, 2015	56,052	$10.34
Granted	-	$-
Vested	(39,552)	$9.87
Forfeited	-	-

Non-vested at December 31, 2015	16,500	$11.47

The fair value of non-vested RSUs is determined based on the closing trading price of the Company's shares on the grant date. The weighted-average grant-date fair value of RSUs granted during the years 2015, 2014 and 2013, was $0, $10.34 and $7.12, respectively.

The total fair value of RSU's vested during the year ended December 31, 2015 was $390.

Aggregate intrinsic value, at the date of exercise, of options, SAR's and RSU's that were exercised during the years ended on December 31, 2015, 2014 and 2013 was $841, $247 and $1,309, respectively.

The options and SAR's outstanding as of December 31, 2015, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$ 1.41	42,300	3.04	$1.41	42,300	3.04	$1.41
$ 4.81	32,731	3.56	$4.81	32,731	3.56	$4.81
$ 6.30-11.95	3,736,016	4.78	$10.14	2,105,740	4.21	$10.06
$ 12.09-15.51	525,618	3.92	$12.93	355,623	3.31	$13.24
$ 16.05-52.67	160,104	0.95	$41.08	160,104	0.95	$41.08

$ 1.41-52.67	4,496,769	4.52	$11.45	2,696,498	3.87	$12.12

The weighted average fair values of options granted (including those granted to non-employees but excluding RSUs) during the years ended December 31, 2015, 2014 and 2013 were:

	Year ended December 31,
	2015	2014	2013

Weighted average exercise prices	$10.85	$10.81	$9.41

Weighted average fair value on grant date	$3.59	$4.02	$3.41

The weighted average estimated fair value of employee stock options granted during the years ended December 31, 2015, 2014 and 2013 was calculated using the binomial model with the following weighted-average assumptions:

	Year ended December 31,
	2015	2014	2013

Volatility	35%	38.5%	35%
Risk-free interest rate	1.18%	1.65%	1.05%
Dividend yield	0.00%	0.00%	0%
Post-vesting forfeiture rate	5.56%	5.56%	6.8%
Suboptimal exercise factor	2.0	2.0	2.0
Contractual life (in years)	7-10	7-10	7

Volatility is based on the historical volatility of the Company ordinary share, for a period equal to the stock options excepted life.

The share-based payments are denominated in U.S. dollars, and consequently, in accordance with ASC 718, when the binomial model is applied, the Company looks for yields on the U.S. treasury zero-coupon bonds with maturity that is commensurate with the contractual term of the award.

The Company is required to assume a dividend yield as an input in the binomial model. The dividend yield assumption is based on the Company's historical and expectation of future dividend payouts and may be subject to substantial change in the future.

The post-vest forfeiture rate was calculated on a monthly basis and is presented on an annual basis.

The sub optimal exercise factor is based on the average ratio between the stock price and the exercise price.

The binomial model assumes that employees' exercise behavior is a function of the option's remaining contractual life and the extent to which the option is in-the-money (i.e., the average stock price during the period is above the strike price of the stock option). The binomial model estimates the probability of exercise as a function of these two variables based on the history of exercises and factors in also the post-vesting termination rate of employees, as termination triggers the truncation of employee awards shortly thereafter.

As equity-based compensation expense recognized in the consolidated statement of operations is based on awards ultimately expected to vest, it should be reduced for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The total equity-based compensation expense recognized for the years ended December 31, 2015, 2014 and 2013, was comprised as follows:

	Year ended December 31,
	2015	2014	2013

Cost of revenues	$197	$160	$288
Research and development	332	370	766
Sales and marketing	1,284	1,093	1,258
General and administrative	1,962	2,077	2,177

Total equity-based compensation expense before taxes	$3,775	$3,700	$4,489

As of December 31, 2015, there was $5,770 of total unrecognized stock-based compensation cost related to non-vested stock-based compensation granted under the Company's stock option plans. That cost is expected to be recognized over a weighted average period of 1.12 years.

e.      Dividends:

The Company has never paid cash dividends to shareholders. The Company intends to retain future earnings for use in its business and does not anticipate paying cash dividends on its shares in the foreseeable future. Any future dividend policy will be determined by the Board of Directors and will be based upon conditions then existing, including results of operations, financial condition, current and anticipated cash needs, contractual restrictions, potential tax implication and other conditions as the Board of Directors may deem relevant. In the event that cash dividends are declared in the future, such dividends will be paid in U.S. dollars subject to any statutory limitations.

f.      Repurchase of Shares

On December 1, 2014, the Company Board of Directors approved a share repurchase program of up to $20,000 of Syneron's ordinary shares. Under the program, ordinary shares may be repurchased from time to time through open market transactions, block purchases, or private transactions in accordance with applicable regulatory requirements. The timing of purchases and the number of shares to be purchased will depend on market conditions and other factors. The program does not obligate the Company to acquire any specific number of shares and may be discontinued at any time. The Company intends to fund any share repurchases with currently available working capital. During 2015, the Company repurchased 1,762,370 ordinary shares at an average price of $8.85 for an aggregate purchase price of $15,590. Total consideration for the purchase of these ordinary shares was recorded as treasury shares, at cost, as part of shareholders' equity.